Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

		RE: 	Merrill Lynch U.S. High Yield
Fund, Inc.
Post-Effective Amendment No. 6
to the Registration Statement
 on Form N-1A
(Securities Act File No. 333-47971,
Investment Company Act
File No. 811-08699)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended
	(the "1933 Act"), Merrill Lynch U.S.
High Yield Fund, Inc. (the "Fund")
	hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c)
under the 1933 Act would not have
differed from that contained in
Post-Effective Amendment No. 6
to the Fund's Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment
 No. 6 to the Fund's Registration
Statement on Form N-1A was filed
electronically with the Securities
and Exchange Commission
on July 25, 2002.

Very truly yours,

Merrill Lynch U.S. High
Yield Fund, Inc.

/s/ David Clayton

David Clayton
Secretary of Fund